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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)1

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)       (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 6/302, 12/313
Date of reporting period: 3/31/11
[1]	Funds included are: Invesco U.S. Small/Mid Cap Value Fund, Invesco Van Kampen American Value Fund, Invesco Van Kampen Capital Growth Fund, Invesco Van Kampen Comstock Fund and Invesco Van Kampen Enterprise Fund.

[2]	Funds with the fiscal year end 6/30 are: Invesco Van Kampen American Value Fund and Invesco Van Kampen Capital Growth Fund

[3]	Funds with the fiscal year end 12/31 are: Invesco U.S. Small/Mid Cap Value Fund, Invesco Van Kampen Comstock Fund and Invesco Van Kampen Enterprise Fund.

Item 1. Schedule of Investments.

Invesco U.S. Small/Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	MS-USSMCV-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks—97.97%

Advertising—2.69%

Interpublic Group of Cos., Inc. (The)	33,300	$418,581

Aerospace & Defense—4.37%

AAR Corp. (b)	10,700	296,604
AerCap Holdings N.V. (Netherlands)(b)	30,643	385,182

		681,786

Apparel, Accessories & Luxury Goods—3.65%

Jones Group Inc. (The)	15,000	206,250
Liz Claiborne, Inc. (b)	67,300	362,747

		568,997

Asset Management & Custody Banks—2.81%

Federated Investors, Inc. -Class B	8,400	224,700
Janus Capital Group Inc.	17,100	213,237

		437,937

Building Products—0.93%

A.O. Smith Corp.	3,270	144,992

Construction & Farm Machinery & Heavy Trucks—6.10%

Terex Corp. (b)	12,700	470,408
WABCO Holdings Inc. (b)	7,800	480,792

		951,200

Construction Materials—1.07%

Eagle Materials Inc.	5,500	166,430

Consumer Electronics—2.70%

Harman International Industries Inc.	9,000	421,380

Data Processing & Outsourced Services—6.24%

Alliance Data Systems Corp. (b)	5,700	489,573
Broadridge Financial Solutions Inc.	8,600	195,134
Computer Sciences Corp.	5,900	287,507

		972,214

Electric Utilities—1.59%

NV Energy, Inc.	16,600	247,174

Electrical Components & Equipment—3.11%

Belden Inc.	12,900	484,395

Electronic Manufacturing Services—4.71%

Flextronics International Ltd. (Singapore)(b)	19,300	144,171
Jabil Circuit, Inc.	27,900	569,997
Sanmina — SCI Corp. (b)	1,775	19,898

		734,066

Gas Utilities—1.92%

UGI Corp.	9,100	299,390

Health Care Facilities—2.16%

Select Medical Holdings Corp. (b)	27,129	218,660
VCA Antech, Inc. (b)	4,700	118,346

		337,006

Health Care Supplies—1.41%

Cooper Cos., Inc. (The)	3,165	219,809

Human Resource & Employment Services—1.94%

Robert Half International, Inc.	9,900	302,940

Industrial Machinery—2.54%

Snap-On, Inc.	6,600	396,396

IT Consulting & Other Services—5.01%

Acxiom Corp. (b)	14,700	210,945
Amdocs Ltd. (b)	11,000	317,350
MAXIMUS, Inc.	3,112	252,601

		780,896

Life & Health Insurance—2.99%

CNO Financial Group, Inc. (b)	61,956	465,290

Life Sciences Tools & Services—2.95%

PerkinElmer, Inc.	12,000	315,240
Pharmaceutical Product Development, Inc.	5,200	144,092

		459,332

Multi-Utilities—2.14%

CMS Energy Corp.	17,000	333,880

Office Electronics—1.21%

Zebra Technologies Corp. — Class A (b)	4,800	188,352

Office Services & Supplies—3.41%

Avery Dennison Corp.	6,600	276,936
Interface, Inc. -Class A	13,788	254,940

		531,876

Oil & Gas Equipment & Services—2.68%

Helix Energy Solutions Group Inc. (b)	5,200	89,440
Superior Energy Services, Inc. (b)	8,000	328,000

		417,440

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Small/Mid Cap Value Fund

	Shares	Value

Oil & Gas Exploration & Production—2.35%

Pioneer Natural Resources Co.	3,600	$366,912

Packaged Foods & Meats—0.82%

ConAgra Foods, Inc.	5,400	128,250

Paper Packaging—2.00%

Sealed Air Corp.	11,700	311,922

Property & Casualty Insurance—1.30%

Axis Capital Holdings Ltd.	5,800	202,536

Regional Banks—3.18%

TCF Financial Corp.	10,300	163,358
Zions Bancorp.	14,400	332,064

		495,422

Reinsurance—4.24%

Reinsurance Group of America, Inc.	5,800	364,124
Transatlantic Holdings, Inc.	6,100	296,887

		661,011

Restaurants—2.47%

AFC Enterprises, Inc. (b)	3,833	57,993
Wendy’s/Arby’s Group, Inc. -Class A	64,900	326,447

		384,440

Semiconductor Equipment—2.07%

Novellus Systems, Inc. (b)	8,700	323,031

Specialized Consumer Services—4.66%

H&R Block, Inc.	24,100	403,434
Weight Watchers International, Inc.	4,600	322,460

		725,894

Thrifts & Mortgage Finance—1.32%

TFS Financial Corp.	19,400	206,028

Tires & Rubber—2.11%

Goodyear Tire & Rubber Co. (The) (b)	21,900	328,062

Trading Companies & Distributors—1.12%

Watsco, Inc.	2,500	174,275

Total Common Stocks (Cost $11,182,105)		15,269,542

Money Market Funds—1.81%

Liquid Assets Portfolio — Institutional Class(c)	140,695	140,695

Premier Portfolio — Institutional Class(c)	140,696	140,696

Total Money Market Funds (Cost $281,391)		281,391

TOTAL INVESTMENTS—99.78% (Cost $11,463,496)		15,550,933

OTHER ASSETS LESS LIABILITIES—0.22%		34,261

NET ASSETS—100.00%		$15,585,194

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Small/Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco U.S. Small/Mid Cap Value Fund

A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco U.S. Small/Mid Cap Value Fund

NOTE 2 — Additional Valuation Information (continued)
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ending March 31, 2011, there were no significant transfers between investment levels.

	Level	Level 2	Level 3	Total

Equity Securities	$15,550,933	$—	$—	$15,550,933

NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,839,317
Aggregate unrealized (depreciation) of investment securities	(24,632)

Net unrealized appreciation of investment securities	$3,814,685

Cost of investments for tax purposes is $11,736,248.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco U.S. Small/Mid Cap Value Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen Small Cap Value Fund (the “Acquiring Fund”).
          The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco U.S. Small/Mid Cap Value Fund

Invesco Van Kampen American Value Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-AMVA-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—93.44%

Aerospace & Defense—2.46%
Goodrich Corp.	194,804	$16,661,586

Alternative Carriers—2.15%
TW Telecom, Inc. (b)	758,709	14,567,213

Asset Management & Custody Banks—2.16%
Northern Trust Corp.	288,115	14,621,836

Computer Hardware—2.09%
Diebold, Inc.	398,109	14,116,945

Data Processing & Outsourced Services—2.48%
Fidelity National Information Services, Inc.	514,006	16,802,856

Diversified Banks—1.55%
Comerica, Inc.	286,214	10,509,778

Diversified Chemicals—1.08%
PPG Industries, Inc.	76,743	7,306,701

Electric Utilities—4.67%
Edison International	493,619	18,061,519
Great Plains Energy, Inc.	675,971	13,532,940

		31,594,459

Electronic Manufacturing Services—0.89%
Flextronics International Ltd. (Singapore)(b)	806,062	6,021,283

Food Distributors—1.68%
Sysco Corp.	410,049	11,358,357

Food Retail—1.51%
Safeway, Inc.	433,324	10,200,447

Health Care Distributors—1.25%
Henry Schein, Inc. (b)	120,778	8,474,992

Health Care Equipment—0.60%
Teleflex, Inc.	69,450	4,026,711

Health Care Facilities—4.92%
Brookdale Senior Living, Inc. (b)	628,207	17,589,796
HealthSouth Corp. (b)	629,613	15,727,733

		33,317,529

Heavy Electrical Equipment—1.63%
Babcock & Wilcox Co. (b)	329,448	10,996,974

Home Furnishings—1.85%
Mohawk Industries, Inc. (b)	204,250	12,489,888

Household Appliances—1.56%
Whirlpool Corp.	123,522	10,543,838

Housewares & Specialties—3.01%
Newell Rubbermaid, Inc.	1,063,234	20,339,667

Industrial Machinery—3.64%
Snap-On, Inc.	409,988	24,623,879

Insurance Brokers—4.13%
Marsh & McLennan Cos., Inc.	467,153	13,925,831
Willis Group Holdings PLC (United Kingdom)	347,401	14,021,104

		27,946,935

Integrated Oil & Gas—1.06%
Murphy Oil Corp.	98,054	7,199,125

Investment Banking & Brokerage—2.15%
Charles Schwab Corp. (The)	808,253	14,572,802

Motorcycle Manufacturers—3.11%
Harley-Davidson, Inc.	495,279	21,044,405

Multi-Utilities—2.80%
CenterPoint Energy, Inc.	372,192	6,535,692
Wisconsin Energy Corp.	405,641	12,372,050

		18,907,742

Office Electronics—2.93%
Zebra Technologies Corp. — Class A (b)	505,893	19,851,241

Office Services & Supplies—2.68%
Avery Dennison Corp.	432,099	18,130,874

Oil & Gas Exploration & Production—2.12%
Pioneer Natural Resources Co.	140,675	14,337,596

Oil & Gas Storage & Transportation—6.46%
El Paso Corp.	1,317,351	23,712,318
Williams Cos., Inc. (The) (c)	640,974	19,985,569

		43,697,887

Packaged Foods & Meats—2.13%
ConAgra Foods, Inc.	607,219	14,421,451

Paper Packaging—2.00%
Sonoco Products Co.	372,634	13,500,530

Personal Products—1.51%
Avon Products, Inc.	378,005	10,221,255

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Value Fund

	Shares	Value

Property & Casualty Insurance—2.06%
ACE Ltd. (Switzerland)	215,036	$13,912,829

Regional Banks—5.06%
BB&T Corp.	404,799	11,111,733
First Horizon National Corp.	544,770	6,106,872
Wintrust Financial Corp.	300,203	11,032,460
Zions Bancorp.	260,157	5,999,220

		34,250,285

Restaurants—2.40%
Darden Restaurants, Inc.	330,246	16,224,986

Retail REIT’s—1.49%
Weingarten Realty Investors	402,900	10,096,674

Soft Drinks—1.02%
Coca-Cola Enterprises, Inc.	252,983	6,906,436

Specialty Chemicals—4.73%
Valspar Corp. (The)	367,443	14,367,021
W.R. Grace & Co. (b)	461,168	17,658,123

		32,025,144

Specialty Stores—1.78%
Staples, Inc.	620,593	12,051,916

Trucking—0.64%
Swift Transportation Co. (b)	296,495	4,358,477

Total Common Stocks & Other Equity Interests (Cost $542,692,911)		632,233,529

Money Market Funds—6.13%
Liquid Assets Portfolio — Institutional Class (d)	20,736,903	20,736,903

Premier Portfolio — Institutional Class (d)	20,736,902	20,736,902

Total Money Market Funds (Cost $41,473,805)		41,473,805

TOTAL INVESTMENTS—99.57% (Cost $584,166,716)		673,707,334

OTHER ASSETS LESS LIABILITIES—0.43%		2,902,709

NET ASSETS—100.00%		$676,610,043

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1 (D).

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen American Value Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
     When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
     When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
E.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an
Invesco Van Kampen American Value Fund

increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$673,707,334	$—	$—	$673,707,334
NOTE 3 — Derivative Investments
Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	0	$0
Written	3,185	515,537
Expired	(435)	(135,796)

End of period	2,750	$379,741

Open Options Written

						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Calls
Williams Cos., Inc.	May-11	$28	2,750	$379,741	$(990,000)	$(610,259)
Invesco Van Kampen American Value Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the period ended March 31, 2011 was $126,555,389 and $205,874,387, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$106,017,469
Aggregate unrealized (depreciation) of investment securities	(16,614,659)

Net unrealized appreciation of investment securities	$89,402,810

Cost of investments for tax purposes is $584,304,524
NOTE 5 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Mid Cap Basic Value Fund and Invesco Mid-Cap Value Fund (the “Target Funds”) in exchange for shares of the Fund.
     The Target Funds’ shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
Invesco Van Kampen American Value Fund

Invesco Van Kampen Capital Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-CGR-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.9%
Aerospace & Defense 3.8%
Embraer SA — ADR (Brazil)	929,023	$31,308,075
Goodrich Corp.	895,279	76,573,213
Honeywell International, Inc.	744,639	44,462,394

		152,343,682

Apparel, Accessories & Luxury Goods 0.5%
Coach, Inc.	357,769	18,618,299

Apparel Retail 1.6%
Limited Brands, Inc.	1,910,960	62,832,365

Application Software 2.5%
Citrix Systems, Inc. (a)	839,602	61,677,163
Salesforce.com, Inc. (a)	293,217	39,167,927

		100,845,090

Asset Management & Custody Banks 2.1%
Ameriprise Financial, Inc.	982,497	60,010,917
Franklin Resources, Inc.	205,956	25,760,976

		85,771,893

Automobile Manufacturers 0.3%
Ford Motor Co. (a)	920,898	13,730,589

Biotechnology 2.8%
Dendreon Corp. (a)	837,947	31,364,356
Gilead Sciences, Inc. (a)	1,207,445	51,243,966
United Therapeutics Corp. (a)	458,756	30,745,827

		113,354,149

Cable & Satellite 3.1%
Comcast Corp., Class A	2,342,689	57,911,272
DIRECTV, Class A (a)	1,392,137	65,152,012

		123,063,284

Casinos & Gaming 1.0%
Las Vegas Sands Corp. (a)	990,329	41,811,690

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Capital Growth Fund

	Number of
Description	Shares	Value

Coal & Consumable Fuels 1.4%
Peabody Energy Corp.	771,619	$55,525,703

Communications Equipment 2.7%
Juniper Networks, Inc. (a)	1,260,673	53,049,120
QUALCOMM, Inc.	1,008,025	55,270,011

		108,319,131

Computer Hardware 8.7%
Apple, Inc. (a)	892,770	311,085,706
Hewlett-Packard Co.	918,945	37,649,177

		348,734,883

Computer Storage & Peripherals 3.6%
EMC Corp. (a)	3,927,369	104,271,647
SanDisk Corp. (a)	852,999	39,314,724

		143,586,371

Construction & Engineering 1.6%
Foster Wheeler AG (Switzerland) (a)	1,688,511	63,521,784

Construction & Farm Machinery & Heavy Trucks 1.8%
Cummins, Inc.	270,008	29,598,277
Deere & Co.	460,214	44,590,134

		74,188,411

Data Processing & Outsourced Services 1.2%
Visa, Inc., Class A	681,924	50,203,245

Diversified Banks 0.4%
Comerica, Inc.	466,326	17,123,491

Fertilizers & Agricultural Chemicals 4.3%
CF Industries Holdings, Inc.	287,929	39,385,808
Monsanto Co.	697,993	50,436,974
Potash Corp. of Saskatchewan, Inc. (Canada)	1,417,072	83,508,053

		173,330,835

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Capital Growth Fund

	Number of
Description	Shares	Value

Health Care Distributors 1.3%
McKesson Corp.	678,570	$53,640,958

Health Care Equipment 1.3%
Baxter International, Inc.	961,053	51,675,820

Health Care Technology 0.9%
Allscripts Healthcare Solutions, Inc. (a)	1,754,125	36,819,084

Heavy Electrical Equipment 1.1%
ABB Ltd. — ADR (Switzerland) (a)	1,744,127	42,190,432

Hotels, Resorts & Cruise Lines 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	624,872	36,317,561

Industrial Machinery 2.4%
Danaher Corp.	798,290	41,431,251
Ingersoll-Rand PLC (Ireland)	1,115,180	53,874,346

		95,305,597

Internet Retail 2.7%
Amazon.com, Inc. (a)	327,571	59,005,364
NetFlix, Inc. (a)	209,894	49,814,143

		108,819,507

Internet Software & Services 5.8%
Baidu, Inc. — ADR (Cayman Islands) (a)	883,972	121,820,181
Google, Inc., Class A (a)	191,702	112,377,630

		234,197,811

IT Consulting & Other Services 2.4%
Accenture PLC, Class A (Ireland)	762,250	41,900,882
Cognizant Technology Solutions Corp., Class A (a)	654,059	53,240,403

		95,141,285

Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc. (a)	1,047,068	46,887,705
Illumina, Inc. (a)	679,205	47,591,894

		94,479,599

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Capital Growth Fund

	Number of
Description	Shares	Value

Managed Health Care 0.8%
UnitedHealth Group, Inc.	714,897	$32,313,344

Movies & Entertainment 1.4%
Walt Disney Co.	1,267,353	54,610,241

Oil & Gas Drilling 0.9%
Transocean Ltd. (Switzerland) (a)	486,976	37,959,779

Oil & Gas Equipment & Services 8.2%
Cameron International Corp. (a)	845,075	48,253,783
Halliburton Co.	1,421,500	70,847,560
National Oilwell Varco, Inc.	666,844	52,860,724
Schlumberger Ltd. (Curacao)	938,471	87,521,805
Weatherford International Ltd. (Switzerland) (a)	3,142,125	71,012,025

		330,495,897

Oil & Gas Exploration & Production 1.1%
EOG Resources, Inc.	359,587	42,614,655

Other Diversified Financial Services 1.7%
JPMorgan Chase & Co.	1,497,206	69,021,197

Packaged Foods & Meats 1.6%
Mead Johnson Nutrition Co.	1,129,048	65,405,751

Pharmaceuticals 1.4%
Hospira, Inc. (a)	1,009,434	55,720,757

Precious Metals & Minerals 2.1%
Silver Wheaton Corp. (Canada) (b)	1,984,821	86,061,839

Railroads 1.8%
Union Pacific Corp.	722,928	71,085,510

Restaurants 0.5%
Chipotle Mexican Grill, Inc. (a)	80,552	21,939,948

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Capital Growth Fund

	Number of
Description	Shares	Value

Semiconductors 2.6%
Atmel Corp. (a)	2,113,719	$28,809,990
Broadcom Corp., Class A (a)	898,982	35,401,911
Micron Technology, Inc. (a)	958,617	10,985,751
Xilinx, Inc.	932,821	30,596,529

		105,794,181

Soft Drinks 0.8%
Hansen Natural Corp. (a)	504,094	30,361,582

Specialized Finance 1.1%
Moody’s Corp.	1,290,706	43,767,840

Specialty Stores 0.5%
Tiffany & Co.	355,627	21,849,723

Systems Software 5.8%
Oracle Corp.	1,948,042	65,006,162
Red Hat, Inc. (a)	593,301	26,929,932
Rovi Corp. (a)	2,605,674	139,794,410

		231,730,504

Trucking 0.9%
J.B. Hunt Transport Services, Inc.	790,519	35,905,373

Wireless Telecommunication Services 2.1%
America Movil SAB de CV, Ser L — ADR (Mexico)	516,098	29,985,294
American Tower Corp., Class A (a)	1,017,123	52,707,314

		82,692,608

Total Common Stocks 99.9%		4,014,823,278

Investment Companies 0.0%
SPDR S&P 500 ETF Trust	18	2,385

See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Capital Growth Fund

	Number of
Description	Shares	Value

Money Market Funds 0.7%
Liquid Assets Portfolio-Institutional Class (c)	13,119,135	$13,119,135
Premier Portfolio-Institutional Class (c)	13,119,135	13,119,135

Total Money Market Funds 0.7%		26,238,270

Total Investments (excluding investments purchased with cash collateral from securities on loan) 100.6% (Cost $3,212,548,725)		4,041,063,933

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds 0.1%
Liquid Assets Portfolio-Institutional Class (c) (d) (Cost $4,422,720)	4,422,720	4,422,720

Total Investments 100.7% (Cost $3,216,971,445)		4,045,486,653

Liabilities in Excess of Other Assets (0.7%)		(28,460,263)

Net Assets 100.0%		$4,017,026,390

Investment Abbreviation:

ADR — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at March 31, 2011.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transaction upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
     Invesco Van Kampen Capital Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
               Invesco Van Kampen Capital Growth Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
               Invesco Van Kampen Capital Growth Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$4,045,486,653	$—	$—	$4,045,486,653

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended March 31, 2011 was $4,564,944,653 and $4,865,568,068, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$814,764,858

Aggregate unrealized (depreciation) of investment securities	(20,358,457)

Net unrealized appreciation of investment securities	$794,406,401

Cost of investments for tax purposes is $3,251,080,252.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Franchise Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
               Invesco Van Kampen Capital Growth Fund

Invesco Van Kampen Comstock Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-COM-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.08%(a)

Aerospace & Defense—2.04%

Honeywell International, Inc.	1,979,040	$118,168,478
Textron Inc.	2,430,741	66,577,996

		184,746,474

Aluminum—1.64%

Alcoa Inc.	8,399,982	148,259,682

Asset Management & Custody Banks—2.45%

Bank of New York Mellon Corp. (The)	6,010,987	179,548,181
State Street Corp.	941,704	42,320,178

		221,868,359

Automobile Manufacturers—0.72%

General Motors Co. (b)	2,106,584	65,367,302

Cable & Satellite—6.00%

Comcast Corp. -Class A	13,556,405	335,114,332
DIRECTV, Class A (b)	1,117,364	52,292,635
Time Warner Cable Inc.	2,176,674	155,283,923

		542,690,890

Communications Equipment—0.75%

Cisco Systems, Inc.	3,950,053	67,743,409

Computer Hardware—3.40%

Dell Inc. (b)	7,584,055	110,044,638
Hewlett-Packard Co.	4,829,113	197,848,760

		307,893,398

Data Processing & Outsourced Services—0.33%

Western Union Co.	1,430,500	29,711,485

Department Stores—0.32%

Macy’s, Inc.	1,187,582	28,810,739

Diversified Banks—2.17%

U.S. Bancorp	2,306,815	60,969,121
Wells Fargo & Co.	4,264,036	135,169,941

		196,139,062

Drug Retail—1.49%

CVS Caremark Corp.	3,913,597	134,314,649

Electric Utilities—1.80%

American Electric Power Co., Inc.	760,778	26,733,739
FirstEnergy Corp.	1,734,228	64,322,516
PPL Corp.	2,819,399	71,330,795

		162,387,050

Electrical Components & Equipment—0.82%

Emerson Electric Co.	1,273,940	74,436,314

General Merchandise Stores—0.63%

Target Corp.	1,137,563	56,889,526

Health Care Distributors—1.21%

Cardinal Health, Inc.	2,659,526	109,386,304

Home Improvement Retail—1.56%

Home Depot, Inc. (The)	1,509,762	55,951,780
Lowe’s Cos., Inc.	3,215,752	84,992,325

		140,944,105

Household Products—0.32%

Procter & Gamble Co. (The)	465,670	28,685,272

Hypermarkets & Super Centers—1.03%

Wal-Mart Stores, Inc.	1,784,390	92,877,500

Industrial Conglomerates—1.96%

General Electric Co.	6,396,474	128,249,304
Tyco International Ltd.	1,099,899	49,242,478

		177,491,782

Industrial Machinery—1.66%

Ingersoll-Rand PLC (Ireland)	3,116,586	150,562,270

Integrated Oil & Gas—6.65%

BP PLC -ADR (United Kingdom)	2,236,658	98,726,084
Chevron Corp.	2,011,310	216,075,033
ConocoPhillips	569,431	45,474,760
Royal Dutch Shell PLC -ADR (United Kingdom)	2,341,084	170,571,380
Total SA -ADR (France)	1,165,129	71,037,915

		601,885,172

Integrated Telecommunication Services—3.02%

AT&T Inc.	3,967,338	121,400,543
Verizon Communications Inc.	3,946,147	152,084,505

		273,485,048

Internet Software & Services—3.42%

eBay Inc. (b)	5,306,735	164,721,054
Yahoo! Inc. (b)	8,690,386	144,694,927

		309,415,981

Investment Banking & Brokerage—2.31%

Goldman Sachs Group, Inc. (The)	653,404	103,544,932
Morgan Stanley	3,865,262	105,598,958

		209,143,890

See accompanying notes which are an integral part of this schedule.
          Invesco Van Kampen Comstock Fund

	Shares	Value

IT Consulting & Other Services—0.42%

Accenture PLC, Class A (Ireland)	682,980	$37,543,411

Life & Health Insurance—2.95%

Aflac, Inc.	697,416	36,809,616
MetLife, Inc.	2,689,241	120,289,750
Torchmark Corp.	1,649,252	109,642,273

		266,741,639

Managed Health Care—2.64%

UnitedHealth Group, Inc.	3,783,731	171,024,641
WellPoint Inc.	975,721	68,095,569

		239,120,210

Movies & Entertainment—6.28%

News Corp. -Class B	7,257,160	135,128,319
Time Warner Inc.	3,584,004	127,948,943
Viacom Inc. -Class B	6,548,444	304,633,615

		567,710,877

Multi-Utilities—0.30%

Sempra Energy	509,296	27,247,336

Oil & Gas Drilling—0.62%

Noble Corp.	1,226,877	55,970,129

Oil & Gas Equipment & Services—4.26%

Halliburton Co.	5,127,933	255,576,181
Weatherford International Ltd. (b)	5,731,884	129,540,578

		385,116,759

Other Diversified Financial Services—6.46%

Bank of America Corp.	12,846,053	171,237,886
Citigroup Inc. (b)	29,592,437	130,798,572
JPMorgan Chase & Co.	6,125,655	282,392,696

		584,429,154

Packaged Foods & Meats—4.10%

Kraft Foods Inc. -Class A	6,441,208	201,996,283
Unilever N.V. -New York Shares (Netherlands)	5,369,819	168,397,524

		370,393,807

Paper Products—3.16%

International Paper Co.	9,473,804	285,919,405

Personal Products—0.44%

Avon Products, Inc.	1,468,583	39,710,484

Pharmaceuticals—8.09%

Abbott Laboratories	957,337	46,957,380
Bristol-Myers Squibb Co.	6,734,167	177,984,034
GlaxoSmithKline PLC -ADR (United Kingdom)	2,054,848	78,926,711
Merck & Co., Inc.	4,353,374	143,704,876
Pfizer Inc.	11,212,413	227,724,108
Roche Holding AG -ADR (Switzerland)	1,580,419	56,662,604

		731,959,713

Property & Casualty Insurance—3.31%

Allstate Corp. (The)	568,554	18,068,646
Chubb Corp. (The)	2,817,970	172,769,741
Travelers Cos., Inc. (The)	1,820,030	108,255,384

		299,093,771

Regional Banks—1.38%

PNC Financial Services Group, Inc.	1,982,553	124,881,013

Semiconductor Equipment—0.42%

KLA-Tencor Corp.	798,408	37,820,587

Semiconductors—0.56%

Intel Corp.	2,530,622	51,042,646

Soft Drinks—1.36%

Coca-Cola Co. (The)	1,321,859	87,705,344
PepsiCo, Inc.	550,102	35,432,070

		123,137,414

Specialty Stores—0.67%

Staples, Inc.	3,130,799	60,800,117

Systems Software—1.97%

Microsoft Corp.	7,040,373	178,543,859

Wireless Telecommunication Services—0.99%

Vodafone Group PLC -ADR (United Kingdom)	3,107,426	89,338,498

Total Common Stocks & Other Equity Interests (Cost $8,136,742,836)		8,871,656,492

Money Market Funds—1.56%

Liquid Assets Portfolio — Institutional Class (c)	70,876,130	70,876,130

Premier Portfolio — Institutional Class (c)	70,876,130	70,876,130

Total Money Market Funds (Cost $141,752,260)		141,752,260

TOTAL INVESTMENTS—99.64% (Cost $8,278,495,096)		9,013,408,752

OTHER ASSETS LESS LIABILITIES—0.36%		32,129,888

NET ASSETS—100.00%		$9,045,538,640

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
               Invesco Van Kampen Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
               Invesco Van Kampen Comstock Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2011, there were no significant transfers between investment levels.
               Invesco Van Kampen Comstock Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$8,956,746,148	$56,662,604	$—	$9,013,408,752

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $646,123,090 and $770,019,588, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,301,545,018

Aggregate unrealized (depreciation) of investment securities	(580,092,657)

Net unrealized appreciation of investment securities	$721,452,361

Cost of investments for tax purposes is $8,291,956,391.
               Invesco Van Kampen Comstock Fund

Invesco Van Kampen Enterprise Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2011

invesco.com/us	VK-ENT-QTR-1 03/11	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2011
(Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.4%

Aerospace & Defense 3.8%
Embraer SA — ADR (Brazil)	218,168	$7,352,262
Goodrich Corp.	210,243	17,982,084
Honeywell International, Inc.	174,867	10,441,308

		35,775,654

Apparel, Accessories & Luxury Goods 0.5%
Coach, Inc.	84,010	4,371,880

Apparel Retail 1.6%
Limited Brands, Inc.	448,760	14,755,229

Application Software 2.5%
Citrix Systems, Inc. (a)	197,170	14,484,108
Salesforce.com, Inc. (a)	68,858	9,198,052

		23,682,160

Asset Management & Custody Banks 2.1%
Ameriprise Financial, Inc.	230,724	14,092,622
Franklin Resources, Inc.	48,366	6,049,619

		20,142,241

Automobile Manufacturers 0.3%
Ford Motor Co. (a)	216,268	3,224,556

Biotechnology 2.8%
Dendreon Corp. (a)	196,781	7,365,513
Gilead Sciences, Inc. (a)	283,575	12,034,923
United Therapeutics Corp. (a)	107,733	7,220,266

		26,620,702

Cable & Satellite 3.1%
Comcast Corp., Class A	550,169	13,600,178
DIRECTV, Class A (a)	326,923	15,299,996

		28,900,174

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Enterprise Fund

	Number of
Description	Shares	Value

Casinos & Gaming 1.0%
Las Vegas Sands Corp. (a)	232,563	$9,818,810

Coal & Consumable Fuels 1.4%
Peabody Energy Corp.	181,204	13,039,440

Communications Equipment 2.7%
Juniper Networks, Inc. (a)	296,030	12,456,942
QUALCOMM, Inc.	236,720	12,979,358

		25,436,300

Computer Hardware 8.7%
Apple, Inc. (a)	209,654	73,053,936
Hewlett-Packard Co.	226,620	9,284,622

		82,338,558

Computer Storage & Peripherals 3.6%
EMC Corp. (a)	922,284	24,486,640
SanDisk Corp. (a)	200,316	9,232,565

		33,719,205

Construction & Engineering 1.6%
Foster Wheeler AG (Switzerland) (a)	396,775	14,926,676

Construction & Farm Machinery & Heavy Trucks 1.8%
Cummins, Inc.	63,408	6,950,785
Deere & Co.	108,073	10,471,193

		17,421,978

Data Processing & Outsourced Services 1.3%
Visa, Inc., Class A	160,140	11,789,507

Diversified Banks 0.4%
Comerica, Inc.	109,510	4,021,207

Fertilizers & Agricultural Chemicals 4.3%
CF Industries Holdings, Inc.	67,659	9,255,074
Monsanto Co.	164,018	11,851,941
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Enterprise Fund

	Number of
Description	Shares	Value

Fertilizers & Agricultural Chemicals (continued)
Potash Corp. of Saskatchewan, Inc. (Canada)	332,630	$19,601,886

		40,708,901

Health Care Distributors 1.3%
McKesson Corp.	159,351	12,596,697

Health Care Equipment 1.3%
Baxter International, Inc.	225,690	12,135,351

Health Care Technology 0.9%
Allscripts Healthcare Solutions, Inc. (a)	411,964	8,647,124

Heavy Electrical Equipment 1.0%
ABB Ltd. — ADR (Switzerland) (a)	409,296	9,900,870

Hotels, Resorts & Cruise Lines 0.9%
Starwood Hotels & Resorts Worldwide, Inc.	146,743	8,528,703

Industrial Machinery 2.4%
Danaher Corp.	187,586	9,735,713
Ingersoll-Rand PLC (Ireland)	261,767	12,645,964

		22,381,677

Internet Retail 2.7%
Amazon.com, Inc. (a)	76,924	13,856,320
NetFlix, Inc. (a)	49,290	11,697,996

		25,554,316

Internet Software & Services 5.8%
Baidu, Inc. — ADR (Cayman Islands) (a)	207,588	28,607,702
Google, Inc., Class A (a)	45,019	26,390,588

		54,998,290

IT Consulting & Other Services 2.4%
Accenture PLC, Class A (Ireland)	179,026	9,841,059
Cognizant Technology Solutions Corp., Class A (a)	153,596	12,502,715

		22,343,774

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Enterprise Fund

	Number of
Description	Shares	Value

Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc. (a)	246,045	$11,017,895
Illumina, Inc. (a)	159,423	11,170,770

		22,188,665

Managed Health Care 0.8%
UnitedHealth Group, Inc.	167,840	7,586,368

Movies & Entertainment 1.4%
Walt Disney Co.	297,619	12,824,403

Oil & Gas Drilling 0.9%
Transocean Ltd. (Switzerland) (a)	114,432	8,919,974

Oil & Gas Equipment & Services 7.9%
Cameron International Corp. (a)	198,454	11,331,723
Halliburton Co.	333,951	16,644,118
National Oilwell Varco, Inc.	156,598	12,413,524
Schlumberger Ltd. (Netherlands Antilles)	191,644	17,872,719
Weatherford International Ltd. (Switzerland) (a)	737,552	16,668,675

		74,930,759

Oil & Gas Exploration & Production 1.1%
EOG Resources, Inc.	84,499	10,013,977

Other Diversified Financial Services 1.7%
JPMorgan Chase & Co.	351,393	16,199,217

Packaged Foods & Meats 1.6%
Mead Johnson Nutrition Co.	265,141	15,359,618

Pharmaceuticals 1.4%
Hospira, Inc. (a)	237,050	13,085,160

Precious Metals & Minerals 1.9%
Silver Wheaton Corp. (Canada)	418,536	18,147,721

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Enterprise Fund

	Number of
Description	Shares	Value

Railroads 1.8%
Union Pacific Corp.	169,769	$16,693,386

Restaurants 0.5%
Chipotle Mexican Grill, Inc. (a)	18,917	5,152,423

Semiconductors 2.6%
Atmel Corp. (a)	472,448	6,439,466
Broadcom Corp., Class A (a)	211,113	8,313,630
Micron Technology, Inc. (a)	225,017	2,578,695
Xilinx, Inc.	219,059	7,185,135

		24,516,926

Soft Drinks 0.8%
Hansen Natural Corp. (a)	118,379	7,129,967

Specialized Finance 1.1%
Moody’s Corp.	303,297	10,284,801

Specialty Stores 0.5%
Tiffany & Co.	83,514	5,131,100

Systems Software 5.8%
Oracle Corp.	457,468	15,265,707
Red Hat, Inc. (a)	139,328	6,324,098
Rovi Corp. (a)	612,147	32,841,687

		54,431,492

Trucking 0.9%
J.B. Hunt Transport Services, Inc.	185,665	8,432,904

Wireless Telecommunication Services 2.1%
America Movil SAB de CV, Ser L — ADR (Mexico)	121,198	7,041,604
American Tower Corp., Class A (a)	238,856	12,377,518

		19,419,122

Total Common Stocks 99.4%		938,227,963

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Enterprise Fund

	Number of
Description	Shares	Value

Investment Companies 0.0%
SPDR S&P 500 ETF Trust	67	$8,877

Total Long-Term Investments 99.4% (Cost $731,355,813)		938,236,840

Money Market Funds 0.7%
Liquid Assets Portfolio-Institutional Class (b)	3,203,025	3,203,025
Premier Portfolio-Institutional Class (b)	3,203,025	3,203,025

Total Money Market Funds 0.7% (Cost $6,406,050)		6,406,050

TOTAL INVESTMENTS 100.1% (Cost $737,761,863)		944,642,890

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)		(1,039,980)

NET ASSETS 100.0%		$943,602,910

Investment Abbreviations: ADR — American Depositary Receipt ETF — Exchange Traded Funds

SPDR — Standard & Poor’s Depositary Receipt Note to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Enterprise Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.
Invesco Van Kampen Enterprise Fund

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco Van Kampen Enterprise Fund

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks — The Fund’s investments are concentrated in comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     Many of the products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the securities of the companies in this sector.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
               The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the three months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$944,642,890	$—	$—	$944,642,890

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2011 was $265,892,073 and
Invesco Van Kampen Enterprise Fund

$284,076,839, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$207,442,249
Aggregate unrealized (depreciation) of investment securities	(4,747,794)

Net unrealized appreciation of investment securities	$202,694,455

Cost of investments for tax purposes is $741,948,435.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Franchise Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco Van Kampen Enterprise Fund

Item 2.	Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 27, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 27, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	May 27, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.